Supplementary Financial Statement Information (Other Current Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Supplementary Financial Statement Information [Abstract]
Prepaid expenses	$ 240	$ 420
Short-term lease deposits	42	37
Government departments and agencies	299	584
Other current assets, total	$ 581	$ 1,041